	PIA SHORT-TERM SECURITIES FUND
	Schedule of Investments - February 28, 2022 (Unaudited)

Principal
Amount/Shares			Value
	ASSET-BACKED SECURITIES	0.8%
	Other Asset-Backed Securities
	FCI Funding LLC, Series 2021-1 Class A
$722,146	1.13%, due 4/15/33 (a)		$714,990
	New York City Tax Lien, Series 2019-A Class A
322,659	2.19%, due 11/10/32 (a)		325,357
	Total Asset-Backed Securities (cost $1,044,742)		1,040,347

	CORPORATE BONDS	78.1%
	Aerospace & Defense	1.4%
	Teledyne Technologies, Inc.
2,000,000	0.65%, due 4/1/23		1,975,745
	Agricultural Chemicals	0.4%
	Nutrien Ltd.
500,000	1.90%, due 5/13/23		501,195
	Banks	9.3%
	Bank of New York Mellon Corp.
1,000,000	1.95%, due 8/23/22		1,004,868
	Canadian Imperial Bank of Commerce
1,000,000	0.449% (SOFR + 0.400%), due 12/14/23 (c)		1,001,056
	DBS Group Holdings Ltd.
1,000,000	2.85%, due 4/16/22 (a)		1,001,430
	JPMorgan Chase & Co.
500,000	0.697% (SOFR + 0.580%), due 3/16/24 (c)		494,022
	Mitsubishi UFJ Financial Group, Inc.
2,000,000	2.623%, due 7/18/22		2,012,772
	Morgan Stanley
1,000,000	0.675% (SOFR + 0.625%), due 1/24/25 (c)		1,001,444
	MUFG Union Bank NA
500,000	3.15%, due 4/1/22		500,000
	National Bank of Canada
1,000,000	0.90% (1 Year CMT Rate + 0.770%), due 8/15/23 (c)		997,191
	Royal Bank of Canada
2,000,000	0.50%, due 10/26/23		1,961,030
	Synchrony Financial
500,000	2.85%, due 7/25/22		502,691
	Toronto-Dominion Bank
500,000	0.75%, due 6/12/23		495,129
	Truist Bank
2,000,000	1.25%, due 3/9/23		1,997,427
			12,969,060
	Biotechnology	1.6%
	Gilead Sciences, Inc.
2,248,000	0.75%, due 9/29/23		2,217,494
	Broker	0.7%
	Goldman Sachs Group, Inc.
1,000,000	0.75% (SOFR + 0.700%), due 1/24/25 (c)		1,001,180
	Building Materials	0.3%
	Martin Marietta Materials, Inc.
500,000	0.65%, due 7/15/23		492,546
	Chemicals - Specialty	0.7%
	Ecolab, Inc.
1,000,000	0.90%, due 12/15/23		984,335
	Commercial Services	0.7%
	Quanta Services, Inc.
1,000,000	0.95%, due 10/1/24		967,229
	Depository Credit Intermediation	1.1%
	Bank of Montreal
1,515,000	0.399% (SOFR + 0.350%), due 12/8/23 (c)		1,514,375
	Diversified Financial Services	6.4%
	American Express Co.
2,000,000	0.75%, due 11/3/23		1,968,505
	Blackstone Secured Lending Fund
2,000,000	3.65%, due 7/14/23		2,031,845
	Capital One Financial Corp.
1,000,000	0.74% (SOFR + 0.690%), due 12/6/24 (c)		1,000,266
	Charles Schwab Corp.
2,000,000	0.55% (SOFR + 0.500%), due 3/18/24 (c)		2,003,692
	Intercontinental Exchange, Inc.
1,000,000	0.70%, due 6/15/23		988,785
	Nasdaq, Inc.
1,000,000	0.445%, due 12/21/22		994,011
			8,987,104
	Diversified Manufacturing	0.6%
	Honeywell International, Inc.
500,000	2.15%, due 8/8/22		502,191
386,000	0.483%, due 8/19/22		385,587
			887,778

	Diversified Manufacturing Operations	0.7%
	Siemens Financieringsmaatschappij NV
1,000,000	0.40%, due 3/11/23 (a)		988,735
	Electric - Integrated	11.3%
	American Electric Power Co., Inc.
2,000,000	0.80% (3 Month LIBOR USD + 0.480%), due 11/1/23 (c)		1,999,191
	CenterPoint Energy Resources Corp.
500,000	0.70%, due 3/2/23		494,916
	DTE Energy Co.
435,000	0.55%, due 11/1/22		432,981
	Georgia Power Co.
1,000,000	2.10%, due 7/30/23		1,004,060
	NextEra Energy Capital Holdings, Inc.
1,000,000	0.589% (SOFR + 0.540%), due 3/1/23 (c)		1,002,366
500,000	0.45% (SOFR + 0.400%), due 11/3/23 (c)		500,016
	Pacific Gas and Electric Co.
5,000,000	1.75%, due 6/16/22		4,996,073
	Public Service Enterprise Group, Inc.
2,000,000	0.841%, due 11/8/23		1,975,186
	Southern California Edison Co.
2,000,000	0.70%, due 8/1/23		1,969,576
1,000,000	0.879% (SOFR + 0.830%), due 4/1/24 (c)		1,002,236
	Xcel Energy, Inc.
500,000	0.50%, due 10/15/23		490,207
			15,866,808
	Electronic Components and Semiconductors	0.3%
	Skyworks Solutions, Inc.
500,000	0.90%, due 6/1/23		493,597
	Electronics	0.4%
	Roper Technologies, Inc.
500,000	0.45%, due 8/15/22		498,424
	Financial Services	3.4%
	Ameriprise Financial, Inc.
1,000,000	3.00%, due 3/22/22		1,001,283
	Ares Capital Corp.
3,847,000	3.50%, due 2/10/23		3,890,843
			4,892,126
	Food	0.4%
	Conagra Brands, Inc.
500,000	0.50%, due 8/11/23		490,552
	Food - Meat products	1.4%
	Hormel Foods Corp.
2,000,000	0.65%, due 6/3/24		1,947,153
	Food and Beverage	0.4%
	Mondelez International, Inc.
500,000	0.625%, due 7/1/22		499,203
	Food Miscellaneous	1.4%
	Nestle Holdings, Inc.
2,000,000	0.375%, due 1/15/24 (a)		1,951,844
	Gas - Distribution	4.3%
	Atmos Energy Corp.
2,000,000	0.625%, due 3/9/23		1,977,939
	CenterPoint Energy, Inc.
1,000,000	0.699% (SOFR + 0.650%), due 5/13/24 (c)		1,000,215
	Southern California Gas Co.
3,000,000	0.548% (3 Month LIBOR USD + 0.350%), due 9/14/23 (c)		2,994,111
			5,972,265
	Healthcare - Products	1.4%
	Baxter International, Inc.
500,000	0.490% (SOFR + 0.440%), due 11/29/24 (a) (c)		499,098
	PerkinElmer, Inc.
1,000,000	0.55%, due 9/15/23		983,981
	Thermo Fisher Scientific, Inc.
500,000	0.572% (SOFR + 0.530%), due 10/18/24 (c)		500,433
			1,983,512
	Healthcare - Services	0.7%
	Humana, Inc.
1,000,000	0.65%, due 8/3/23		985,232
	Household Products/Wares	0.3%
	Avery Dennison Corp.
500,000	0.85%, due 8/15/24		485,151
	Investment Companies	3.6%
	Golub Capital BDC, Inc.
5,000,000	3.375%, due 4/15/24		5,004,366
	Leisure Time	0.7%
	Brunswick Corp./DE
1,000,000	0.85%, due 8/18/24		963,240
	Life/Health Insurance	1.8%
	Athene Global Funding
2,000,000	0.75% (SOFR + 0.700%), due 5/24/24 (a) (c)		2,002,692
	Security Benefit Global Funding
500,000	1.25%, due 5/17/24 (a)		487,906
			2,490,598
	Miscellaneous Manufacturing	0.7%
	Carlisle Cos, Inc.
1,000,000	0.55%, due 9/1/23		980,993
	Nondepository Credit Intermediation	1.4%
	Caterpillar Financial Services Corp.
2,000,000	0.45%, due 9/14/23		1,966,714

	Oil and Gas	2.2%
	Chevron USA, Inc.
1,500,000	3.90%, due 11/15/24		1,579,367
	ConocoPhillips Co.
1,000,000	2.125%, due 3/8/24		1,000,957
	Pioneer Natural Resources Co.
500,000	0.55%, due 5/15/23		493,912
			3,074,236
	Packaging & Containers	2.8%
	Berry Global, Inc.
1,000,000	0.95%, due 2/15/24		973,703
	Graphic Packaging International LLC
1,000,000	0.821%, due 4/15/24 (a)		973,958
	Sonoco Products Co.
2,000,000	1.80%, due 2/1/25		1,960,205
			3,907,866
	Pharmaceuticals	3.2%
	AbbVie, Inc.
1,000,000	2.30%, due 11/21/22		1,006,770
	AmerisourceBergen Corp.
1,000,000	0.737%, due 3/15/23		992,162
	GlaxoSmithKline Capital Plc
500,000	0.534%, due 10/1/23		491,436
	Viatris, Inc.
2,000,000	1.125%, due 6/22/22		2,001,104
			4,491,472
	Pipelines	1.5%
	Enbridge, Inc.
450,000	0.449% (SOFR + 0.400%), due 2/17/23 (c)		449,667
1,000,000	0.680% (SOFRINDX + 0.630%), due 2/16/24 (c)		1,002,857
	Gray Oak Pipeline LLC
700,000	2.00%, due 9/15/23 (a)		699,182
			2,151,706
	REITs - Storage	0.7%
	Public Storage
1,000,000	0.519% (SOFR + 0.470%), due 4/23/24 (c)		1,000,028
	Rental Auto/Equipment	0.7%
	Triton Container International Ltd.
500,000	0.80%, due 8/1/23 (a)		490,785
500,000	1.15%, due 6/7/24 (a)		485,569
			976,354
	Retail	1.4%
	7-Eleven, Inc.
2,000,000	0.80%, due 2/10/24 (a)		1,954,346
	Retail - Drug Store	1.4%
	Walgreens Boots Alliance, Inc.
2,000,000	0.95%, due 11/17/23		1,973,370
	Semiconductors	0.4%
	Analog Devices, Inc.
500,000	0.300% (SOFR + 0.250%), due 10/1/24 (c)		500,101
	Technology	1.4%
	PayPal Holdings, Inc.
2,000,000	2.20%, due 9/26/22		2,014,590
	Tobacco	0.7%
	Philip Morris International, Inc.
1,000,000	1.125%, due 5/1/23		997,239
	Transportation & Logistics	0.7%
	Ryder System, Inc.
1,000,000	2.875%, due 6/1/22		1,003,172
	Utilities	2.1%
	Consolidated Edison, Inc.
950,000	0.65%, due 12/1/23		931,282
	Southern Co.
2,000,000	0.420% (SOFR + 0.370%), due 5/10/23 (c)		1,998,660
			2,929,942
	Wirelines	1.1%
	AT&T, Inc.
1,000,000	0.90%, due 3/25/24		984,016
	Verizon Communications, Inc.
500,000	0.550% (SOFR + 0.500%), due 3/22/24 (c)		501,424
			1,485,440
	Total Corporate Bonds (cost $110,129,701)		109,418,416

	MORTGAGE-BACKED SECURITIES	12.8%
	Commercial Mortgage-Backed Securities	8.0%
	BX Trust
3,000,000	0.939% (1 Month LIBOR USD + 0.748%), due 11/17/36, Series 2021-RISE Class A (a) (c)		2,966,783
	Cold Storage Trust
6,389,438	1.091% (1 Month LIBOR USD + 0.900%), due 11/15/37, Series 2020-ICE5 Class A (a) (c)		6,308,295
	GS Mortgage Securities Corp Trust 2020-TWN3
2,000,000	2.191% (1 Month LIBOR USD + 2.000%), due 11/15/37, Series 2020-TWN3 Class A (a) (c)		1,998,561
			11,273,639
	U.S. Government Agencies	4.8%
	FHLMC ARM Pool (c)
293	1.874% (1 Year CMT Rate + 1.874%), due 10/1/22, #635206		293
97	2.400% (1 Year CMT Rate + 2.275%), due 6/1/23, #845755		97

36,830	2.401% (1 Year CMT Rate + 2.276%), due 1/1/25, #785726		36,803
87,893	2.375% (1 Year CMT Rate + 2.250%), due 10/1/34, #782784		92,260
19,719	2.138% (12 Month LIBOR USD + 1.863%), due 4/1/36, #847671		20,759
	FHLMC Pool
36,566	5.00%, due 10/1/38, #G04832		40,741
367,362	3.50%, due 8/1/49, #SD8005		379,664
631,004	3.50%, due 9/1/49, #SD8011		652,148
1,168,686	3.50%, due 10/1/49, #SD8017		1,207,896
	FNMA ARM Pool (c)
7,121	2.290% (6 Month LIBOR USD + 2.165%), due 7/1/25, #555206		7,130
39,830	2.505% (1 Year CMT Rate + 2.133%), due 4/1/30, #562912		39,830
48,947	1.766% (12 Month LIBOR USD + 1.517%), due 10/1/33, #743454		49,037
208,246	2.000% (12 Month LIBOR USD + 1.750%), due 11/1/33, #755253		208,211
276,348	2.354% (1 Year CMT Rate + 2.295%), due 5/1/34, #AC5719		276,583
69,161	1.856% (12 Month LIBOR USD + 1.606%), due 7/1/34, #779693		69,263
36,723	1.624% (12 Month LIBOR USD + 1.374%), due 10/1/34, #795136		37,967
196,883	1.899% (12 Month LIBOR USD + 1.614%), due 1/1/36, #849264		197,067
21,961	2.135% (12 Month LIBOR USD + 1.885%), due 3/1/37, #907868		21,982
212,276	2.265% (12 Month LIBOR USD + 2.015%), due 11/1/37, #953653		212,525
	FNMA Pool
93,434	5.00%, due 6/1/40, #AD5479		103,441
12,316	4.00%, due 11/1/41, #AJ3797		13,213
1,169,479	3.50%, due 1/1/49, #BN8491		1,211,147
94,363	3.50%, due 2/1/49, #MA3597		97,554
504,627	3.50%, due 6/1/49, #MA3686		521,556
78,643	3.50%, due 7/1/49, #MA3692		81,283
1,081,650	3.50%, due 12/1/49, #MA3872		1,117,587
			6,696,037
	Total Mortgage-Backed Securities (cost $17,955,090)		17,969,676

	U.S. GOVERNMENT AGENCIES & INSTRUMENTALITIES	2.5%
	U.S. Treasury Note
3,000,000	1.375%, due 10/15/22		3,011,343
500,000	1.625%, due 12/15/22		502,813
	Total U.S. Government Agencies & Instrumentalities (cost $3,529,974)		3,514,156

	SHORT-TERM INVESTMENTS	6.1%
	Money Market Fund	0.6%
895,686	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b)		895,686
	U.S. Treasury Bills	5.5%
$500,000	0.045%, due 5/19/22 (d)		499,674
2,200,000	0.120%, due 6/16/22 (d)		2,197,399
5,000,000	0.418%, due 7/28/22 (d)		4,988,288
			7,685,361
	Total Short-Term Investments (cost $8,586,215)		8,581,047

	Total Investments (cost $141,245,722)	100.3%	140,523,642
	Liabilities less Other Assets	(0.3)%	(407,346)
	TOTAL NET ASSETS	100.0%	$140,116,296

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and August be sold only to dealers in the program or other "qualified institutional buyers." As of February 28, 2022, the value of these investments was $23,849,531 or 17.02% of total net assets.

(b)	Rate shown is the 7-day annualized yield as of February 28, 2022.
(c)	Variable or floating rate security based on a reference index and spread. The rate reported
	is the rate in effect as of February 28, 2022.
(d)	Rate shown is the discount rate at February 28, 2022

	ARM - Adjustable Rate Mortgage
	CMT - Constant Maturity Treasury
	FHLMC - Federal Home Loan Mortgage Corporation
	FNMA - Federal National Mortgage Association
	LIBOR - London Interbank Offered Rate
	SOFR - Secured Overnight Financing Rate
	SOFRINDX - Secured Overnight Financing Rate Index

PIA Short-Term Securities Fund
Summary of Fair Value Disclosure at February 28, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2022:

	Level 1	Level 2	Level 3	Total

Fixed Income
Asset-Backed Securities	$-	$1,040,347	$-	$1,040,347
Corporate Bonds	-	109,418,416	-	109,418,416
Mortgage-Backed Securities	-	17,969,676	-	17,969,676
U.S. Government Agencies and Instrumentalities	-	3,514,156	-	3,514,156
Total Fixed Income	-	131,942,595	-	131,942,595
Money Market Fund	895,686	-	-	895,686
U.S. Treasury Bills	-	7,685,361	-	7,685,361
Total Investments	$895,686	$139,627,956	$-	$140,523,642

Refer to the Fund’s schedule of investments for a detailed break-out of securities.

Level 3 Reconciliation Disclosure
Investments in Securities, at Value
Common Stock
Balance as of November 30, 2021	$2,982,188
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	(15,405)
Purchases	-
Sales	-
Transfers in and/or out of Level 3	(2,966,783)
Balance as of February 28, 2022	$-